Debt (Details) - Schedule of debt - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Debt (Details) - Schedule of debt [Line Items]
Related Party Loans	$ 496	$ 1,022
Other Loans		119	37
Total Principal Amount Outstanding	34,144	24,430	$ 69,360
Less: Short-Term Debt	(2,910)
Less: Unamortized Debt Issuance Costs	(251)	(1,393)
Net Long Term Debt	30,983	23,037
2020 Secured Convertible Promissory Note
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note	30,000
2020 Convertible Promissory Notes [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note	2,525
2020 PPP Loan [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note	1,123
2019 Term Loan [Member]
Debt (Details) - Schedule of debt [Line Items]
Convertible Promissory Note		$ 23,289